Contingent liabilities and commitments - Legal proceedings (Details) - Ongoing legal proceedings	Jan. 31, 2023
Proton Pump Inhibitor litigation - Prevacid24HR personal injury lawsuits
Legal proceedings
Number of cases pending against the Group	1,400
Proton Pump Inhibitor litigation - Nexium24HR cases
Legal proceedings
Number of cases pending against the Group	2,200